Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,762,888.20
Previously Paid Amount	0.00
Total Fee Amount	657.75
Total Offset Amount	0.00
Net Fee	$ 657.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A